Loans Receivable - Changes in Accretable Yield (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Beginning accretable yield	$ 9,620	$ 42,435	$ 42,435	$ 52,572	$ 66,639
Additions			0	23,594	22,493
Dispositions	0	(2,565)	(5,484)	0	0
Changes in accretable yield	1,442	1,989	1,882	25,720	31,171
Accretion recognized in earnings	(3,087)	(12,579)	(27,911)	(61,809)	(65,911)
Deconsolidation			(991)	0	0
Effect of changes in foreign exchange rates	(40)	354	(311)	2,358	(1,820)
Ending accretable yield	$ 7,935	$ 29,634	$ 9,620	$ 42,435	$ 52,572